INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	6 Months Ended
Dec. 31, 2021
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	12/31/2021	06/30/2021
Cash at bank and on hand	35,966,810	28,327,569
Money market funds	399,321	7,718,544
	36,366,131	36,046,113

Schedule of other financial assets

	12/31/2021	06/30/2021
Current
Restricted short-term deposits	245,293	425,976
US Treasury bills	1,885,553	7,885,937
Other investments	1,476,793	2,849,485
	3,607,639	11,161,398

	12/31/2021	06/30/2021
Non-current
Shares of Bioceres S.A.	398,567	355,251
Other investments	470,465	742,211
	869,032	1,097,462

Schedule of trade receivables

	12/31/2021	06/30/2021
Current
Trade debtors	106,971,920	87,709,287
Allowance for impairment of trade debtors	(6,405,009)	(5,858,503)
Shareholders and other related parties (Note 15)	444,095	—
Allowance for credit notes to be issued	(1,848,700)	(2,987,398)
Trade debtors - Joint ventures and associates (Note 15)	1,741,964	221,048
Deferred checks	18,380,786	9,699,738
	119,285,056	88,784,172

Non-current
Trade debtors	121,234	135,739
	121,234	135,739

Schedule of other receivables

	12/31/2021	06/30/2021
Current
Taxes	8,131,277	6,048,533
Other receivables - Other related parties (Note 15)	1,441	1,547
Other receivables - Parents companies and related parties to Parents (Note 15)	—	770,549
Other receivables - Joint ventures and associates (Note 15)	2,679,918	2,219,863
Prepayments to suppliers	4,683,139	1,646,614
Prepayments to suppliers - Shareholders and other related parties (Note 15)	127,726	132,625
Reimbursements over exports	10,548	10,547
Prepaid expenses and other receivables	120,011	1,021
Loans receivables	230,000	230,000
Miscellaneous	271,690	92,406
	16,255,750	11,153,705

	12/31/2021	06/30/2021
Non-current
Taxes	171,237	862,771
Reimbursements over exports	1,639,408	1,680,371
	1,810,645	2,543,142

Schedule of inventories

	12/31/2021	06/30/2021
Seeds	1,047,603	404,774
Resale products	31,157,840	21,368,521
Manufactured products	14,169,831	10,902,683
Goods in transit	1,287,904	1,169,303
Supplies	10,209,965	6,320,594
Agricultural products	31,031,179	21,984,626
Allowance for obsolescence	(1,595,610)	(1,112,950)
	87,308,712	61,037,551

Net of agricultural products	56,277,533	39,052,925

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	HB4 Soy	HB4 Wheat	Total
Beginning of the period	54,162	27,646	22,311	3,071	—	2,208,648	2,315,838
Initial recognition and changes in the fair value of biological assets	—	—	292,692	141,899	—	1,708,237	2,142,828
Costs incurred during the period	378,530	649,680	172,957	81,661	1,099,241	33,153,682	35,535,751
Exchange differences	6,622	3,379	2,726	4,039	—	58,841	75,607
Decrease due to harvest	—	—	(490,686)	(230,670)	—	(31,205,748)	(31,927,104)
Period ended December 31, 2021	439,314	680,705	—	—	1,099,241	5,923,660	8,142,920

	Soybean	Corn	Wheat	Barley	HB4 Soy	HB4 Wheat	Total
Beginning of the period	105,101	271,754	45,639	34,050	—	509,184	965,728
Initial recognition and changes in the fair value of biological assets	174,578	129,785	239,266	25,377	(149,702)	564,889	984,193
Costs incurred during the period	259,760	442,922	254,909	45,490	10,371,418	4,667,032	16,041,531
Exchange differences	(371,625)	(80,335)	(28,376)	(9,251)	(844,644)	(378,411)	(1,712,642)
Decrease due to harvest / disposals	(87,982)	(110,192)	(135,089)	(28,504)	—	(5,362,694)	(5,724,461)
Period ended December 31, 2020	79,832	653,934	376,349	67,162	9,377,072	—	10,554,349

Schedule of property plant and equipment

	12/31/2021	06/30/2021
Gross carrying amount	67,386,521	63,974,402
Accumulated depreciation	(18,439,966)	(16,019,806)
Net carrying amount	48,946,555	47,954,596

Schedule of net carrying amount

	Net carrying	Net carrying
	amount	amount
Class	12/31/2021	06/30/2021
Office equipment	244,773	288,920
Vehicles	2,387,064	1,835,634
Equipment and computer software	142,803	67,105
Fixtures and fittings	3,501,808	2,967,431
Machinery and equipment	5,493,935	5,125,728
Land and buildings	35,112,872	35,674,513
Buildings in progress	2,063,300	1,995,265
Total	48,946,555	47,954,596

Schedule of gross carrying amount

1.   Gross carrying amount as of December 31, 2021 is as follows:

	Gross carrying amount
	As of the
	beginning				Foreign		As of the
	of the				currency		end of the
Class	period	Additions	Transfers	Disposals	translation	Revaluation	period
Office equipment	762,825	17,009	(55,698)	—	69,188	—	793,324
Vehicles	3,512,217	715,492	55,698	(218,344)	258,800	—	4,323,863
Equipment and computer software	592,126	101,156	—	(49,944)	55,471	—	698,809
Fixtures and fittings	5,637,943	—	356,109	(15)	821,362	—	6,815,399
Machinery and equipment	9,987,811	371,583	68,805	(41,468)	1,033,450	—	11,420,181
Land and buildings	41,486,215	—	168,569	—	4,099,357	(4,482,496)	41,271,645
Buildings in progress	1,995,265	551,106	(593,483)	(127,338)	237,750	—	2,063,300
Total	63,974,402	1,756,346	—	(437,109)	6,575,378	(4,482,496)	67,386,521

3.   Gross carrying amount as of December 31, 2020, is as follows:

	Gross carrying amount
	As of the			Foreign		As of the
	beginning			currency		end of
Class	of period	Additions	Disposals	translation	Revaluation	period
Office equipment	579,882	42,546	(5,103)	1,474	—	618,799
Vehicles	2,977,542	898,190	(189,537)	33,791	—	3,719,986
Equipment and computer software	465,679	37,882	—	3,477	—	507,038
Fixtures and fittings	5,480,431	1,506	—	(32,276)	—	5,449,661
Machinery and equipment	9,054,701	267,275	—	(170,499)	—	9,151,477
Land and buildings	34,698,618	57,252	—	118,430	(189,731)	34,684,569
Buildings in progress	1,270,539	451,324	—	(4,188)	—	1,717,675
Total	54,527,392	1,755,975	(194,640)	(49,791)	(189,731)	55,849,205

Schedule of accumulated depreciation

2.   Accumulated depreciation as of December 31, 2021 is as follows

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of		Of the	currency		as of the end
Class	the period	Disposals	period	translation	Revaluation	of period
Office equipment	473,905	—	23,583	51,063	—	548,551
Vehicles	1,676,583	(196,985)	413,229	43,972	—	1,936,799
Equipment and computer software	525,021	(49,631)	48,637	31,979	—	556,006
Fixtures and fittings	2,670,512	—	327,792	315,287	—	3,313,591
Machinery and equipment	4,862,083	(4,492)	516,171	552,484	—	5,926,246
Land and buildings	5,811,702	—	339,376	700,325	(692,630)	6,158,773
Total	16,019,806	(251,108)	1,668,788	1,695,110	(692,630)	18,439,966

4.   Accumulated depreciation as of December 31, 2020, is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of		Of the	currency		as of the end
Class	period	Disposals	period	translation	Revaluation	of period
Office equipment	391,602	(2,964)	19,750	702	—	409,090
Vehicles	1,828,087	(117,085)	289,400	(2,031)	—	1,998,371
Equipment and computer software	433,231	—	20,737	1,315	—	455,283
Fixtures and fittings	1,801,356	—	169,806	5,607	—	1,976,769
Machinery and equipment	3,605,468	—	291,265	11,406	—	3,908,139
Land and buildings	4,952,542	—	313,579	16,187	(48,917)	5,233,391
Total	13,012,286	(120,049)	1,104,537	33,186	(48,917)	13,981,043

Schedule of intangible assets

	12/31/2021	06/30/2021
Gross carrying amount	85,908,018	78,019,203
Accumulated amortization	(13,345,000)	(10,676,841)
Net carrying amount	72,563,018	67,342,362

Schedule of net carrying amount of intangibles

	Net carrying	Net carrying
	amount	amount
Class	12/31/2021	06/30/2021
Seed and integrated products
HB4 soy and breeding program	29,451,462	27,611,142
Integrated seed products	2,848,985	2,558,220
Crop nutrition
Microbiological products	4,721,078	3,996,657
Other intangible assets
Trademarks and patents	7,330,948	6,923,256
Software	2,261,197	1,849,041
Customer loyalty	20,949,348	19,404,046
RG/RS/OX Wheat	5,000,000	5,000,000
Total	72,563,018	67,342,362

Schedule of gross carrying amounts of intangibles

1.     Gross carrying amount as of December 31, 2021 is as follows:

	Gross carrying amount
	As of the		Foreign	As of the
	beginning of		currency	end of the
Class	the period	Additions	translation	period
Seed and integrated products
HB4 soy and breeding program	27,611,142	1,840,320	—	29,451,462
Integrated seed products	2,558,220	—	290,765	2,848,985
Crop nutrition
Microbiological products	6,037,680	584,924	648,526	7,271,130
Other intangible assets
Trademarks and patents	9,824,171	—	1,129,486	10,953,657
Software	3,784,593	346,268	508,279	4,639,140
Customer loyalty	23,203,397	—	2,540,247	25,743,644
RG/RS/OX Wheat	5,000,000	—	—	5,000,000
Total	78,019,203	2,771,512	5,117,303	85,908,018

3.     Gross carrying amount as of December 31, 2020 is as follows:

	Gross carrying amount
	As of the
	beginning			Foreign currency	As of the end of
Class	of period	Additions	Transfers	translation	period
Seed and integrated products
HB4 soy and breeding program[1]	7,345,923	19,063,357	(186,804)	609	26,223,085
Integrated seed products	2,296,955	—	—	7,537	2,304,492
Crop nutrition
Microbiological products	3,867,593	922,937	—	21,369	4,811,899
Other intangible assets
Trademarks and patents	8,432,746	—	—	27,672	8,460,418
Software	2,088,929	502,137	186,804	5,092	2,782,962
Customer loyalty	18,800,691	—	—	61,693	18,862,384
GLA/ARA safflower	—	2,931,699	—	—	2,931,699
Total	42,832,837	23,420,130	—	123,972	66,376,939

(1)Of the total additions, $18.4 million are associated with the acquisition of the remaining ownership interest in Verdeca LLC.

Schedule of accumulated amortization of intangibles

2.      Accumulated amortization as of December 31, 2021 is as follows:

	Amortization
	Accumulated		Foreign	Accumulated as
	as of beginning		currency	of the end of the
Class	of the period	Of the period	translation	period
Crop nutrition
Microbiological products	2,041,023	259,522	249,507	2,550,052
Other intangible assets
Trademarks and patents	2,900,915	368,581	353,213	3,622,709
Software	1,935,552	212,148	230,243	2,377,943
Customer loyalty	3,799,351	535,747	459,198	4,794,296
Total	10,676,841	1,375,998	1,292,161	13,345,000

4.     Accumulated amortization as of December 31, 2020 is as follows:

	Amortization
	Accumulated as		Foreign	Accumulated
	of beginning of		currency	as of the end
Class	period	Of the period	translation	of period
Crop nutrition
Microbiological products	1,363,962	229,417	5,407	1,598,786
Other intangible assets
Trademarks and patents	2,057,964	279,016	6,754	2,343,734
Software	1,401,964	200,277	3,695	1,605,936
Customer loyalty	2,675,483	362,738	8,779	3,047,000
Total	7,499,373	1,071,448	24,635	8,595,456

Schedule of carrying amount of goodwill

	12/31/2021	06/30/2021
Rizobacter Argentina S.A.	25,080,278	22,277,336
Bioceres Crops S.A.	6,737,752	6,003,780
Insumos Agroquímicos S.A.	470,090	470,090
	32,288,120	28,751,206

Schedule of trade and other payable

	12/31/2021	06/30/2021
Current
Trade creditors	82,253,229	51,389,515
Shareholders and other related parties (Note 15)	53,661	52,864
Trade creditors - Parent company (Note 15)	182,812	193,718
Trade creditors - Joint ventures and associates (Note 15)	21,113,841	17,669,027
Taxes	2,138,995	2,556,945
Miscellaneous	273,704	229,339
	106,016,242	72,091,408

Schedule of borrowings

	12/31/2021	06/30/2021
Current
Bank overdrafts	—	32,838
Bank borrowings	36,004,973	33,684,287
Corporate bonds	5,358,525	24,742,752
Trust debt securities	3,080,286	3,470,448
Net loans payables- Parents companies and related parties to Parents (Note 15)	3,697,715	3,578,921
Other finance debt	89,164	—
Subordinated loan	—	11,276,611
	48,230,663	76,785,857
Non-current
Bank borrowings	8,656,385	4,161,827
Corporate bonds	74,004,867	37,826,641
Net loans payables- Parents companies and related parties to Parents (Note 15)	6,000,000	6,000,000
Trust debt securities	2,076,976	—
	90,738,228	47,988,468

Schedule of carrying value of borrowings

	12/31/2021		06/30/2021
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	36,004,973	34,440,750	33,684,287	32,770,615
Corporate Bonds	5,358,525	5,322,676	24,742,752	24,085,087

Non-current
Bank borrowings	8,656,385	7,985,438	4,161,827	3,864,666
Corporate Bonds	74,004,867	68,109,433	37,826,641	32,656,097

Schedule of employee benefits and social security

	12/31/2021	06/30/2021
Current
Salaries, accrued incentives, vacations and social security	6,201,169	4,243,585
Key management personnel (Note 15)	270,909	436,493
	6,472,078	4,680,078